Equity - Schedule of weighted average assumptions for stock options (Details)	12 Months Ended
	Mar. 31, 2024 Year $ / shares	Mar. 31, 2023 Year $ / shares
Disclosure of equity and share based arrangement [Abstract]
Stock price | $ / shares	$ 6.86	$ 5.66
Risk-free interest rate	4.00%	3.05%
Expected life (years) | Year	5	5
Annualized volatility	131.00%	131.00%
Dividend rate	0.00%	0.00%